Condensed Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
		Jul. 25, 2022	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Common Stock, Shares, Outstanding		8,400,000	10,066,667	10,066,667	0
Additional Paid in Capital	[1]		$ 41,912,737	$ 41,912,737	$ 25,660,896
Stock issued during period, shares, new issues				190.2726308
Ecoark Holdings Inc [Member]
Additional Paid in Capital		$ 28,953,510	$ 28,953,510	$ 28,953,510	25,058,733
White River Holdings Corp [Member]
Common Stock, Shares, Outstanding		60,000,000
Additional Paid in Capital					25,660,896	$ 23,907,983
White River Holdings Corp [Member] | Ecoark Holdings Inc [Member]
Additional Paid in Capital					$ 25,058,733	$ 21,582,193
Fortium Holdings Corp [Member]
Common Stock, Shares, Outstanding		60,000,000	8,400,000	8,400,000
Series A Preferred Stock [Member]
Preferred Stock, Shares Issued		1,200	1,200	1,200	1,200
Stock issued during period, shares, new issues		1,200
Series A Preferred Stock [Member] | Ecoark Holdings Inc [Member]
Additional Paid in Capital		$ 28,953,510
Stock issued during period, shares, new issues		1,200	1,200
Series A Preferred Stock [Member] | White River Holdings Corp [Member]
Preferred Stock, Shares Issued		1,200
Stock issued during period, shares, new issues		1,200
Series A Preferred Stock [Member] | White River Holdings Corp [Member] | Ecoark Holdings Inc [Member]
Stock issued during period, shares, new issues					1,200
Series A Preferred Stock [Member] | Fortium Holdings Corp [Member]
Stock issued during period, shares, new issues		1,200

[1]	On July 25, 2022, White River Holdings Corp. (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”), in a share exchange. White River Holdings’ parent, Ecoark Holdings, Inc., now known as BitNile Metaverse, Inc. (“Ecoark”), was issued 1,200 shares of Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these interim financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital. The reclassification of amounts due to Ecoark as of March 31, 2022 that were reclassified to additional paid in capital were $25,058,733 and are deemed to have been permanently contributed by Ecoark (see Note 12).